Employee Benefit Plan, Description of Plan (Details)	12 Months Ended
Dec. 31, 2025
EBPESPB
EBP, Description of Plan [Line Items]
EBP, Description of Plan

1	Description of the Plan
The following description of the Trane Technologies Employee Savings Plan for Bargained Employees (the “Plan”) provides only general information. More complete descriptions are found in the governing Plan documents and the summary plan description.
History
The Plan is sponsored by Trane Technologies Company LLC, a U.S. subsidiary of Trane Technologies plc (Trane Technologies plc, Trane Technologies Company LLC and its participating affiliates are collectively referred to as the "Company"). The Plan was established to provide retirement benefits to various collectively bargained groups of the Company. The Company established the Plan effective October 31, 1997 and the Plan was last amended and restated effective January 1, 2025.
General
The Plan is a defined contribution plan with a 401(k) feature generally covering eligible employees whose terms of employment are governed by a collectively bargained agreement, as defined in the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").
Fidelity Management Trust Company is the trustee and Fidelity Workplace Services LLC is the recordkeeper of the Plan (collectively "Fidelity"). The Plan’s assets are part of the Trane Technologies Employee Savings Plan Master Trust ("Master Trust").
The Benefits Administration Committee of Trane Technologies Company LLC (the “Committee”) administers the Plan and is responsible for carrying out the provisions thereof on behalf of the Company. The Benefits Design Committee of Trane Technologies plc approves recommended design changes to the Plan. The Plan requires that Trane Technologies stock be an investment option under the Plan. The other investment options available under the Plan from time to time are selected by the Benefits Investment Committee of Trane Technologies plc (the "BIC"). The BIC monitors the investment options offered in the Plan. Participants direct investments among the Plan's investment options. The Plan is intended to meet the requirements and regulations of ERISA Section 404(c).
Contributions
For certain bargaining unit employees who are eligible to participate in the Plan, there is automatic enrollment whereby a new employee is automatically enrolled in the Plan with a 3% pre-tax contribution on eligible compensation, as defined, and such contribution is invested in a default investment option selected by the BIC. The current default investment is the applicable target retirement date fund corresponding to the employee's target retirement date based on date of birth. The employee has 35 days to opt out of auto-enrollment or to change their initial contribution percentage and investment election. Payroll deductions, consequently, do not begin until such period has expired. Generally, depending on the terms of the particular collective bargaining unit, participants may elect to contribute to the Plan 1% to 50% of their eligible compensation, as defined, in increments of 1%, on a pre-tax basis, an after-tax basis or a combination thereof. Effective January 1, 2024, participants may make Roth contributions and Roth in-plan conversions. Employee contributions are subject to limitations as defined in the Plan and subject to applicable U.S. Internal Revenue Code of 1986, as amended ("IRC") limits. For a certain bargained group, the Company makes matching contributions to the Plan equal to 50% of the contributions made by participating employees, up to a maximum employer contribution of 3% of the participants’ eligible compensation, as defined. For this same group, participants hired after June 19, 2013 are entitled to a non-matching company contribution of 2% of the participant's eligible compensation, as defined. Matching and non-matching Company contributions are made in cash and invested in the same manner as the participant contributions. If a participant does not have an investment election on file, Company contributions are invested in the Plan's default investment fund which is the target date retirement fund corresponding to the participant's anticipated retirement date based on date of birth. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may change their contribution amounts in accordance with the administrative procedures established by the Committee. Participants are also allowed to rollover to the Plan amounts from certain other eligible tax-qualified plans to the Plan.
Participants may change their contribution amounts at any time by contacting Fidelity. Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan’s assets are held in the Master Trust, together with assets from other participating defined contribution plans sponsored by the Company or its affiliates and intended to qualify under IRC Section 401(a).
Participant Accounts
Each participant’s account is credited with the participant’s contributions and allocations of (a) the Company’s contributions and (b) Plan earnings (losses) net of investment management fees. Each participant’s account is charged with participant withdrawals and distributions and applicable administrative expenses. Allocations are based on participant earnings, contributions or account balances, as defined. The benefit which a participant is entitled to receive is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are immediately vested in their elective contributions plus actual earnings thereon. Vesting in the Company’s contribution (matching and non-matching) portion of their accounts (if applicable) varies based on the specific bargaining unit. A participant is 100% vested in Company contributions after three years of service, based on the specific bargaining unit, date of hire and type of Company contribution. Based on the specific bargaining unit, Company matching and non-matching contributions, not otherwise vested, may become 100% vested upon the participant’s death, disability (as defined by the Plan) or the participant’s normal retirement date while employed.
Notes Receivable from Participants
For certain bargaining units, participants may borrow from their accounts in multiples of $100 with a minimum of $1,000 up to a maximum equal to the lesser of (a) $50,000 or (b) 50% of their vested eligible account balance reduced by the highest outstanding loan balance during the preceding twelve months. Participants are permitted to have one outstanding loan at any given time. Loan terms range from 6 to 60 months. The loans are secured by the balance in the participant’s account and bear a fixed interest rate of prime plus 1% (rounded to the nearest 0.25%) at the time of the loan, as determined by the Committee. At December 31, 2025, outstanding loans bore interest rates ranging from 4.25% to 9.50%. Principal and interest are paid ratably through payroll deductions.
Participant Withdrawals and Distributions
On termination of employment, a participant may select from various distribution options depending on the collective bargaining unit. In the case of an employee's termination because of death, the entire account balance is paid to the valid designated beneficiary under the Plan or, if none is designated, then pursuant to the terms of the Plan. In case of termination because of any reasons other than death, the participants are entitled to the vested balance. The participant may, under certain conditions and depending on the collective bargaining unit, take certain in-service withdrawals from the Plan while employed, subject to certain limitations as to purpose and source of funds.
Forfeited Accounts
At December 31, 2025 and 2024, forfeited non-vested amounts were $4,078 and $7,241. Forfeited non-vested amounts may be used to reduce future employer contributions, make restorations or pay plan expenses. In 2025 and 2024, employer contributions were reduced by $35,339 and $32,394 respectively, from forfeited non-vested accounts.